Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended				1 Months Ended	2 Months Ended
	Feb. 01, 2014	Sep. 15, 2011 item	Sep. 15, 2011 item	Feb. 10, 2011 item	May 20, 2011 item	Apr. 30, 2012	Mar. 18, 2014 item	Mar. 29, 2014 item	Nov. 01, 2014	Dec. 03, 2013 item
Commitments and Contingencies
Amount of accrual for estimable and reasonably possible loss	$ 0
Aggregate estimate of possible loss	9								10
Employee claims | Rea claims
Commitments and Contingencies
Number of plaintiffs		4
Number of certified members										200
Employee claims | Michaels Stores Inc | Rea claims
Commitments and Contingencies
Number of plaintiffs			4
Number of certified members										200
Consumer Class Action Claims | California zip code claims
Commitments and Contingencies
Additional purported class action lawsuits				3
Consumer Class Action Claims | Massachusetts zip code claims
Commitments and Contingencies
Number of cases consolidated					2
Consumer Class Action Claims | Pricing and promotion | Maximum
Commitments and Contingencies
Damages, penalties, costs of suit and attorneys' fees sought by plaintiff						$ 5
Consumer Class Action Claims | Data security incident
Commitments and Contingencies
Additional purported class action lawsuits							5
Consumer Class Action Claims | Michaels Stores Inc | Data security incident
Commitments and Contingencies
Additional purported class action lawsuits								4